SUBSEQUENT EVENTS	12 Months Ended
Nov. 30, 2022
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]

22.  SUBSEQUENT EVENTS

On February 22, 2023, the Company announced a non-brokered private placement financing of up to 30,000,000 units (the "Units") of securities at a price of $0.05 per Unit for aggregate gross proceeds of up to $1,500,000. Each Unit will be comprised of one common share and one full transferable common share purchase warrant, with each whole warrant entitling the holder to purchase one additional common share at a price of $0.10 for three years from closing of the private placement. On March 30, 2023, the Company completed the first tranche of the private placement by issuing 7,200,000 units for gross proceeds of $360,000.

On March 3, 2022, 2,100,000 share options issued to directors, officers, employees, and consultants were surrendered and cancelled. Further, on March 16, 2023, another 150,000 share options issued to director were surrendered and cancelled.